Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 366,209		¥ 286,954
Less: Accumulated amortization	(101,669)		(67,976)
Intangible assets, net	264,540	$ 37,999	218,978
Student Base
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	140,409		104,854
Trademarks
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	216,100		172,400
Relationship with Partnership School
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	5,300		5,300
Franchise Agreement
Intangible Assets By Major Class [Line Items]
Intangible assets, gross	¥ 4,400		¥ 4,400